Fair Value Measurements (Details) - EBP 002 - Master Trust - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Net assets held by Master Trust	$ 2,172,436,100	$ 1,909,315,300
Common stock
EBP, Master Trust [Line Items]
Net assets held by Master Trust	362,952,200	351,300,300
Mutual funds
EBP, Master Trust [Line Items]
Net assets held by Master Trust	798,653,000	670,027,300
U.S. government and other debt securities
EBP, Master Trust [Line Items]
Net assets held by Master Trust	1,015,200	1,276,600
Certificates of deposit
EBP, Master Trust [Line Items]
Net assets held by Master Trust	1,601,600	1,369,200
Cash
EBP, Master Trust [Line Items]
Net assets held by Master Trust	8,554,400	5,988,700
Common/collective trust
EBP, Master Trust [Line Items]
Net assets held by Master Trust	996,769,100	877,940,000
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Master Trust [Line Items]
Net assets held by Master Trust	1,167,112,600	1,025,386,600
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common stock
EBP, Master Trust [Line Items]
Net assets held by Master Trust	362,952,200	351,300,300
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Master Trust [Line Items]
Net assets held by Master Trust	798,653,000	670,027,300
Fair Value, Inputs, Level 1, Level 2, and Level 3 | U.S. government and other debt securities
EBP, Master Trust [Line Items]
Net assets held by Master Trust	1,015,200	1,276,600
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Certificates of deposit
EBP, Master Trust [Line Items]
Net assets held by Master Trust	1,601,600	1,369,200
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Money market fund
EBP, Master Trust [Line Items]
Net assets held by Master Trust	2,890,600	1,413,200
Level 1
EBP, Master Trust [Line Items]
Net assets held by Master Trust	1,164,495,800	1,023,918,600
Level 1 | Common stock
EBP, Master Trust [Line Items]
Net assets held by Master Trust	362,952,200	351,300,300
Level 1 | Mutual funds
EBP, Master Trust [Line Items]
Net assets held by Master Trust	798,653,000	670,027,300
Level 1 | U.S. government and other debt securities
EBP, Master Trust [Line Items]
Net assets held by Master Trust	0	1,177,800
Level 1 | Certificates of deposit
EBP, Master Trust [Line Items]
Net assets held by Master Trust	0	0
Level 1 | Money market fund
EBP, Master Trust [Line Items]
Net assets held by Master Trust	2,890,600	1,413,200
Level 2
EBP, Master Trust [Line Items]
Net assets held by Master Trust	2,616,800	1,468,000
Level 2 | Common stock
EBP, Master Trust [Line Items]
Net assets held by Master Trust	0	0
Level 2 | Mutual funds
EBP, Master Trust [Line Items]
Net assets held by Master Trust	0	0
Level 2 | U.S. government and other debt securities
EBP, Master Trust [Line Items]
Net assets held by Master Trust	1,015,200	98,800
Level 2 | Certificates of deposit
EBP, Master Trust [Line Items]
Net assets held by Master Trust	1,601,600	1,369,200
Level 2 | Money market fund
EBP, Master Trust [Line Items]
Net assets held by Master Trust	0	0
Level 3
EBP, Master Trust [Line Items]
Net assets held by Master Trust	0	0
Level 3 | Common stock
EBP, Master Trust [Line Items]
Net assets held by Master Trust	0	0
Level 3 | Mutual funds
EBP, Master Trust [Line Items]
Net assets held by Master Trust	0	0
Level 3 | U.S. government and other debt securities
EBP, Master Trust [Line Items]
Net assets held by Master Trust	0	0
Level 3 | Certificates of deposit
EBP, Master Trust [Line Items]
Net assets held by Master Trust	0	0
Level 3 | Money market fund
EBP, Master Trust [Line Items]
Net assets held by Master Trust	0	0
NAV | Common/collective trust
EBP, Master Trust [Line Items]
Net assets held by Master Trust	$ 996,769,100	$ 877,940,000